Supplement to Spinnaker Plus Prospectus
                    Supplement dated April 29, 2011
          to Prospectus dated December 1, 2004 as supplemented

   The disclosure set forth below replaces the information found under the section "Symetra Resource Variable Account B Portfolio Operating Expenses"
        and "Examples" in the prospectus and any prior supplements.


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                    ANNUAL PORTFOLIO OPERATING EXPENSES
                  (as a percentage of average net assets)
===============================================================================
The Portfolio Operating Expenses Table shows the annual operation expenses separately for each portfolio for the fiscal year ended December 31, 2010.
The table below shows the Total Annual Portfolio Expenses and for those portfolio where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operation Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.

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								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
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American Century VP Balanced 		0.90%		None	0.02%		0.92%	    None	0.92%
Fund
American Century VP International	1.40%		None	0.01%		1.41%	    None	1.41%
Fund
American Century VP Value Fund		0.97%	        None	0.01%	 	0.98%	    None	0.98%
American Century VP Ultra[registered 	1.00%		None	0.02%		1.02%	    None	1.02%
trademark symbol] Fund(1)
American Century VP Ultra[registered 	0.90%		0.25%	0.02%		1.17%	    None	1.17%
trademark symbol] - Class II Fund
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The Dreyfus Socially Responsible 	0.75%		None	0.14%		0.89%	    None	0.89%
Growth Fund, Inc. - Initial Shares
Dreyfus IP - MidCap Stock Portfolio - 	0.75%		None	0.09%		0.84%	    None	0.84%
Initial Shares(2)
Dreyfus IP - Technology Growth 		0.75%		None	0.06%		0.81%	    None	0.81%
Portfolio - Initial Shares
Dreyfus VIF - Appreciation Portfolio - 	0.75%		None	0.06%		0.81%	    None	0.81%
Initial Shares(2)
Dreyfus VIF - Quality Bond Portfolio - 	0.65%		None	0.12%		0.77%	    None	0.77%
Initial Shares(2)
Dreyfus Stock Index Fund, Inc. - 	0.25%		0.25%	0.02%		0.52%	    None	0.52%
Service Shares
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Federated Capital Income Fund II(2)	0.75%		None	1.15%		1.90%	  -0.56%(4)	1.34%
Federated High Income Bond Fund II - 	0.60%		None	0.43%		1.03%	  -0.18%(5)	0.85%
Primary Shares(2)
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Fidelity VIP Asset Manager  		0.51%(6) 	None	0.13%		0.64%(7)   -0.02%	0.62%(8)
Portfolio - Initial Class(2)
Fidelity VIP Contrafund[registered 	0.56%	        None	0.09%		0.65%	   -0.02%	0.63%(9)
trademark symbol] Portfolio - Initial
Class
Fidelity VIP Equity-Income Portfolio -	0.46%		None	0.10%		0.56%	   -0.01%	0.55%(10)
Initial Class
Fidelity VIP Growth & Income 		 0.46%		None	0.14%		0.60%	   -0.02%	0.58%(8)(10)
Portfolio - Initial Class

Fidelity VIP Growth Opportunities 	0.56%		None	0.14%		0.70%	   -0.01%	0.69%(10)
Portfolio - Initial Class(11)

Fidelity VIP Growth Portfolio -  	0.56%		None	0.11%		0.67%	   -0.01%	0.66%(10)
Initial Class(2)

Fidelity VIP Money Market Portfolio - 	0.18%		0.25%	0.08%		0.51%	   -0.08%	0.43%(10)
Service Class 2

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Franklin Small-Mid Cap Growth 		0.51%		0.25%	0.30%		1.06%	   -0.01%	1.05%(12)
Securities Fund - Class 2
Franklin U.S. Government Fund - 	0.48%(13)	0.25%	0.04%		0.77%	    None	0.77%
Class 2
Templeton Growth Securities Fund - 	0.74%(13)	0.25%	0.03%		1.02%	    None	1.02%
Class 2
Franklin Income Securities Fund - 	0.45%(13)	0.25%	0.02%		0.72%	    None	0.72%
Class 2
Mutual Shares Securities Fund - 	0.60%		0.25%	0.14%		0.99%	    None	0.99%
Class 2
Templeton Developing Markets 		1.24%		0.25%	0.27%		1.76%	  -0.01%	1.75%(12)
Securities Fund - Class 2

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ING Global Resources Portfolio - 	0.64%		0.25%	0.01%		0.90%	    None	0.90%
Class S(2)
ING JPMorgan Emerging Markets Equity 	1.25%		None	0.01%		1.26%	    None	1.26%
Portfolio - Class I(14)
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Invesco V.I. Global Real Estate Fund 	0.75%		None	0.45%		1.20%	    None	1.20%(15)
(Series I Shares)(16)
Invesco V.I. Global Health Care Fund 	0.75%		None	0.37%		1.12%	    None	1.12%(15)
(Series I Shares)(16)

Invesco V.I.  Capital Appreciation 	0.62%		None	0.29%		0.91%	    None	0.91%(15)
Fund (Series I Shares)(16)

Invesco V.I. Capital Development 	0.75%		None	0.34%		1.09%	    None	1.09%(18)(19)
Fund (Series I Shares)(17)
Invesco V.I. Capital Development 	0.75%		0.25%	0.34%		1.34%	    None	1.34%(18)(20)
Fund (Series II Shares)

Invesco V.I. International Growth 	0.71%		None	0.33%		1.04%	    None	1.04%(21)
Fund (Series I Shares)(17)
Invesco V.I. International Growth 	0.71%		0.25%	0.33%		1.29%	    None	1.29%(22)
Fund (Series II Shares)
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JPMorgan Insurance Trust International 	0.60%		None	0.53%		1.13%	  -0.10%	1.03%(23)
Equity Portfolio - Class 1 Shares(2)
JPMorgan Insurance Trust Mid Cap 	0.65%		None	0.17%		0.82%	    None	0.82%(24)
Value Portfolio - Class 1 Shares
JPMorgan Insurance Trust U.S. Equity 	0.55%		None	0.27%		0.82%	  -0.02%	0.80%(25)
Portfolio - Class 1 Shares(11)
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Pioneer Bond VCT Portfolio - Class 	0.50%		None	0.24%		0.74%	  -0.12%	0.62%(26)
I Shares(3)
Pioneer Emerging Markets VCT 		1.15%		0.25%	0.30%		1.70%	    None	1.70%
Portfolio - Class II Shares
Pioneer Equity Income VCT Portfolio -	0.65%		0.25%	0.11%		1.01%	    None	1.01%
Class II Shares
Pioneer Fund VCT Portfolio - Class I	0.65%		None	0.07%		0.72%	    None	0.72%
Shares(3)
Pioneer Growth Opportunities VCT 	0.74%		None	0.14%		0.88%	  -0.02%	0.86%
Portfolio - Class I Shares(3)								  (27)(28)
Pioneer High Yield VCT Portfolio - 	0.65%		0.25%	0.14%		1.04%	    None	1.04%
Class II Shares
Pioneer Mid Cap Value  VCT Portfolio - 	0.65%		None	0.09%		0.74%	    None	0.74%
Class I Shares(3)
Pioneer Strategic Income VCT
Portfolio - Class II Shares		0.65%		0.25%	0.57%		1.47%	    None	1.47%
-------------------------------------------------------------------------------------------------------------------------
DWS Balanced VIP - Class A Shares(11)	0.37%		None	0.30%		0.67%	    None	0.67%
DWS International VIP - Class 		0.79%		None	0.21%		1.00%	    None	1.00%
A Shares(11)
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The above portfolio expenses were provided by the portfolios.  We have not independently verified the accuracy of the information.
---------------

(1) 	This Portfolio is only available if you have been continuously invested in it since March 15, 2007.

(2) 	This Portfolio is only available if you have been continuously invested in it since April 30, 2007.

(3) 	This Portfolio is only available if you have been continuously invested in it since November 30, 2004.

(4) 	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse
	expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses)
	paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.13% (the "Fee Limit)
	through the later of (the "Termination Date"): (a) April 30, 2012; or (b) the date of the Fund's next
	effective Prospectus.  While the Adviser and its affiliates currently do not anticipate terminating or
	increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or
	the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
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(5) 	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so
	that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by
	the Fund's Primary Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.85% (the
	"Fee Limit" through the later of (the "Termination Dale"): (a) April 30. 2012: or (b) the date of the Fund's
	next effective Prospectus.  While the Adviser and its affiliates currently do not anticipate terminating or
	increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or
	the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

(6) 	The fund may invest in Commodity Strategy Central Fund, which in turn invests in wholly-owned subsidiary
	that invests in commodity-linked derivative instruments.  FMR has contractually agreed to waive the fund's
	management fee in an amount equal to its proportionate share of the management fee paid to FMR by the
	subsidiary based on the fund's proportionate ownership of the central fund.  This arrangement will remain in
	effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter
	as long as FMR's contract with the subsidiary is in place.  If FMR's contract with the subsidiary is
	terminated, FMR, in its sole discretion, may discontinue the arrangement.  For the fund's most recent fiscal
	year, the waiver rounded to less than 0.01% for each class.

(7) 	Differs from the ratio of expenses to average net assets in the Financial Highlights section because the
	total annual operating expenses shown above include acquired fund fees and expenses.

(8) 	A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's
	expenses.  In addition, through arrangements with the fund's custodian, credits realized as a result of
	uninvested cash balances are used to reduce the funds' custodian expenses.  Including these reductions, the
	total class operating expenses would have been 0.62% for Fidelity VIP Asset Manager Portfolio - Initial
	Class Shares and 0.58% for Fidelity VIP Growth & Income Portfolio - Initial Class Shares.  These offsets may
	be discontinued at any time.

(9) 	A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's
	expense.  Including this reduction, the total class operating expenses would have been  0.63% for Fidelity
	VIP Contrafund[registered trademark symbol] Portfolio - Initial Class Shares.  This offset may be discontinued
	at any time.

(10) 	FMR or its affiliates agreed to waive certain fees during the period.

(11) 	This Portfolio is only available if you have been continuously invested in it since April 30, 2003.

(12) 	The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment
	in a Franklin Templeton money market fund ("Sweep Money Fund" shown above in colum "Acquired fund fees and
	expenses").  This reduction will continue until at least April 30, 2012.

(13) 	The Fund administration fee is paid indirectly through the management fee.

(14) 	This Portfolio is only available if you have been continuously invested in it since April 30, 2000.

(15) 	Invesco Advisers, Inc. (Invesco or Adviser) has contractually agreed, through at least April 30, 2012, to waive
	advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund
	Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items discussed below) of
	Series I shares to 1.30% of average daily nets assets.  In determining the Adviser's obligation to waive advisory
	fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total
	Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to exceed the numbers
	reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-
	routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset
	arrangement.  Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver
	agreement, it will terminate on April 30, 2012.

(16)  	This Portfolio is only available if you have been continuously invested in it since April 30, 2007.

(17) 	This Portfolio is only available if you have been continuously invested in it since March 15, 2006.

(18) 	Invesco Advisers, Inc. (Invesco or Adviser) has contractually agreed, through at least April 30, 2012, to
	waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does
	not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based
	upon net asset levels.  The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets
	up to $250 million) to 0.64% (for average net assets over $10 billion).

(19) 	Invesco Advisers, Inc. (Invesco or Adviser) has contractually agreed, through at least June 30, 2012, to waive
	advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund
	Operating Expenses (subject to the same exclusions discussed above in Note 15) of Series I shares to 1.30% of
	average daily net assets.

(20)  	Invesco Advisers, Inc. (Invesco or Adviser) has contractually agreed, through at least April 30, 2012, to waive
	advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund
	Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items discussed below) of
	Series II shares to 1.45% of average daily nets assets.  In determining the Adviser's obligation to waive
	advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the
	Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to exceed the numbers
	reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine
	items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.
	Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will
	terminate on April 30, 2012.

(21)  	Invesco Advisers, Inc. (Invesco or Adviser) has contractually agreed, through at least June 30, 2012, to waive
	advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund
	Operating Expenses After Fee Waivers and/or Expense Reimbursements (subject to the same exclusions discussed
	above in Note 15) of Series I shares to 1.11% of average daily net assets.

(22)  	Invesco Advisers, Inc. (Invesco or Adviser)has contractually agreed, through at least June 30, 2012, to waive
	advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund
	Operating Expenses After Fee Waivers and/or Expense Reimbursements (subject to the same exclusions discussed
	above in Note 20) of Series II shares to 1.36% of average daily net assets.

(23)  	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or
	reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding acquired fund
	fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and
	expenses related to the Board of Trustees' deferred compensation plan) exceed 1.03% of its average daily net
	assets.  This contract cannot be terminated prior to 5/1/12, at which time, the Service Providers will determine
	whether or not to renew or revise it.

(24)  	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or
	reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding acquired
	fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses
	and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.90% of its average daily net
	assets.  This contract cannot be terminated prior to 5/1/12, at which time, the Service Providers will determine
	whether or not to renew or revise it.

(25)  	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or
	reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding acquired fund
	fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and
	expenses related to the Board of Trustees' deferred compensation plan) exceed 0.80% of its average daily net
	assets.  This contract cannot be terminated prior to 5/1/12, at which time, the Service Providers will determine
	whether or not to renew or revise it.

(26) 	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to the extent
	required to reduce expenses to 0.62% of the average daily net assets attributable to Class I shares.  This
	expense limitation is in effect through May 1, 2012.  There can be no assurance that the adviser will extend the
	expense limitation beyond such time.  While in effect, the arrangement may be terminated only by agreement of
	the adviser and the Board of Trustees.

(27) 	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to the extent
	required to reduce expenses to 0.85% of the average daily net assets attributable to Class I shares. This
	expense limitation is in effect through May 1, 2012.  There can be no assurance that the adviser will extend
	the expense limitation beyond such time.  While in effect, the arrangement may be terminated only by agreement
	of the adviser and the Board of Trustees.

(28) 	Total annual portfolio operating expenses in the table, before and after fee waiver and expense reimbursement,
	may be higher than the corresponding ratios of expenses to average net assets shown in the "Financial Highlights"
	section, which do not include acquired fund fees and expenses.

EXAMPLES

	The examples shown in your prospectus are intended to help you compare the cost of investing in the contract
	with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction
	expenses, contract fees, separate account annual expenses, and the Portfolio fees and expenses.  Changes to the
	Portfolio expenses affect the results of the expense Examples in your prospectus.  Although we have chosen not
	to update the Examples here, they still generally show how expenses and charges affect your Contract Value.


You may request free copies of the Symetra Life Insurance Company financial statements by calling us at 1-800-796-3872 or by visiting our website at www.symetra.com.





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